Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Segment of operations [Line items]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss
	Year ended December 31, 2024
	Nanox. ARC	Radiology Services	AI Solutions	Total
Revenues	281	10,275	727	11,283
Cost of revenues	4,926	8,664	8,302	21,892
Segment gross profit (loss)	(4,645)	1,611	(7,575)	(10,609)
Research and development, net	16,223	103	3,856	20,182
Sales and Marketing	2,808	432	170	3,410
General and administrative	17,825	4,139	491	22,455
Other segment items (*)	90	-	-	90
Segment operating loss	(41,591)	(3,063)	(12,092)	(56,746)
Financial income				2,870
Realized income from sale of marketable securities				2
Loss before taxes on income				(53,874)

Depreciation expense	998	8	115	1,121
Amortization expense	-	2,628	7,984	10,612
Stock based compensation	5,546	1,123	592	7,261

Total Assets	132,914	19,819	57,269	210,002
Expenditures for segment’s assets	2,767	-	-	2,767

(*)	Nanox.Arc – loss from disposal of property and equipment and rent income.
	Year ended December 31, 2023
	Nanox.	Radiology	AI
	ARC	Services	Solutions	Total
Revenues	116	9,462	327	9,905
Cost of revenues	124	8,040	8,333	16,497
Segment gross profit (loss)	(8)	1,422	(8,006)	(6,592)
Research and development, net	20,121	63	5,865	26,049
Sales and Marketing	2,689	454	1,025	4,168
General and administrative	20,472	2,626	1,174	24,272
Other segment items (*)	(1,424)	2,567	365	1,508
Segment operating loss	(41,866)	(4,288)	(16,435)	(62,589)
Financial income				1,652
Realized loss from sale of marketable securities				(178)
Loss before taxes on income				(61,115)

Depreciation expense	1,036	12	150	1,198
Amortization expense	-	2,628	7,984	10,612
Change in contingent earnout liability	-	(4,488)	-	(4,488)
Goodwill impairment	-	7,055	365	7,420
Stock based compensation	5,678	202	958	6,838

Total Assets	130,665	21,709	66,274	218,648
Expenditures for segment’s assets	3,184	81	38	3,303

(*)	Other segment items for each reportable segment includes:
	Year ended December 31, 2022
	Nanox.	Radiology	AI
	ARC	Services	Solutions	Total
Revenues	-	8,235	343	8,578
Cost of revenues	-	6,933	8,525	15,458
Segment gross profit (loss)	-	1,302	(8,182)	(6,880)
Research and development, net	18,891	118	7,498	26,507
Sales and Marketing	3,187	479	710	4,376
General and administrative	36,797	2,625	1,832	41,254
Other segment items (*)	8,191	840	29,662	38,693
Segment operating loss	(67,066)	(2,760)	(47,884)	(117,710)
Financial income				789
Loss before taxes on income				(116,921)

Depreciation expense	611	19	275	905
Amortization expense	-	2,623	7,984	10,607
Change in contingent earnout liability	-	840	(21,216)	(20,376)
Goodwill impairment	-	-	50,878	50,878
Stock based compensation	17,049	224	1,350	18,623

Total Assets	148,352	30,753	74,828	253,933
Expenditures for segment’s assets	8,140	15	26	8,181

(*)	Other segment items for each reportable segment includes:

Schedule of Property and Equipment by Geography	Long-lived assets by geography
	Year Ended December 31
	2024	2023	2022
Israel	8,439	7,360	5,476
South Korea	37,336	38,921	38,922
Unites States	3,423	635	159
Japan	-	-	145
	49,198	46,916	44,702